Pension and other post-employment benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Non-service costs
Non-service costs	$ 5,306	$ 2,258	$ 10,267	$ 4,836
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,166	4,532	6,093	8,388
Non-service costs
Interest cost	7,906	6,778	16,299	12,841
Expected return on plan assets	(7,947)	(10,519)	(16,263)	(20,843)
Amortization of net actuarial losses (gains)	(71)	1,257	(195)	2,046
Amortization of prior service credits	(373)	(389)	(746)	(792)
Impact of regulatory accounts	4,588	4,664	8,683	11,002
Non-service costs	4,103	1,791	7,778	4,254
Net benefit cost	7,269	6,323	13,871	12,642
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	902	1,554	1,891	3,109
Non-service costs
Interest cost	2,891	2,282	6,329	4,641
Expected return on plan assets	(2,331)	(2,841)	(5,077)	(5,682)
Amortization of net actuarial losses (gains)	(561)	(86)	(1,122)	(172)
Amortization of prior service credits	(213)	6	(426)	12
Impact of regulatory accounts	1,417	1,106	2,785	1,783
Non-service costs	1,203	467	2,489	582
Net benefit cost	$ 2,105	$ 2,021	$ 4,380	$ 3,691